John Hancock Disciplined Value Global Long Short Fund Fees and Expenses - Class A C I R6 [Member] - John Hancock Disciplined Value Global Long Short Fund	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 25 of the prospectus under “Sales charge reductions and waivers” or page 106 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expenses Restated to Reflect Current [Text]	“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	SharesNot Sold
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is the successor to Boston Partners Global Long/Short Fund, a series of The RBB Fund, Inc. (the predecessor fund). The fund commenced operations on or about October 21, 2024 (commencement of operations). During the fiscal period from September 1, 2024 through March 31, 2025, the fund’s portfolio turnover rate was 125% of the average value of its portfolio (this period includes the historical operating results of the predecessor fund for the period prior to the fund’s commencement of operations). During the predecessor fund’s fiscal year ended August 31, 2024, the predecessor fund’s portfolio turnover rate was 198% of the average value of its portfolio.
Portfolio Turnover, Rate	125.00%